Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	[1]	400,000,000	400,000,000
Ordinary Shares, shares issued	[1]	11,500,000	10,000,000
Ordinary Shares, shares outstanding	[1]	11,500,000	10,000,000
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	[1]	100,000,000	100,000,000
Ordinary Shares, shares issued	[1]	10,000,000	10,000,000
Ordinary Shares, shares outstanding	[1]	10,000,000	10,000,000

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.